Shareholder Report, Line Graph (Details) - USD ($)	Mar. 28, 2022	Sep. 20, 2021	Sep. 24, 2019	Oct. 09, 2018	Oct. 11, 2017	Jun. 10, 2016	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
C000169559
Account Value [Line Items]
Line Graph and Table Measure Name						Columbia International Equity Income ETF
Account Value						$ 10,000	$ 17,674	$ 14,456	$ 11,978	$ 14,087	$ 10,705	$ 12,696	$ 11,972	$ 13,048	$ 10,427
C000169560
Account Value [Line Items]
Line Graph and Table Measure Name						Columbia U.S. Equity Income ETF
Account Value						$ 10,000	27,004	20,960	20,208	19,964	13,391	14,585	13,357	12,801	10,547
C000193701
Account Value [Line Items]
Line Graph and Table Measure Name					Columbia Diversified Fixed Income Allocation ETF
Account Value					$ 10,000		11,307	9,959	9,754	12,012	11,757	11,122	9,738	9,970
C000202583
Account Value [Line Items]
Line Graph and Table Measure Name				Columbia Multi-Sector Municipal Income ETF
Account Value				$ 10,000			11,747	10,748	10,492	11,946	11,475	11,053	10,010
C000213611
Account Value [Line Items]
Line Graph and Table Measure Name			Columbia Research Enhanced Core ETF
Account Value			$ 10,000				21,685	15,546	14,324	16,017	11,054	10,252
C000213612
Account Value [Line Items]
Line Graph and Table Measure Name			Columbia Research Enhanced Value ETF
Account Value			$ 10,000				17,567	13,258	12,996	13,631	9,370	10,202
C000230513
Account Value [Line Items]
Line Graph and Table Measure Name		Columbia Short Duration Bond ETF
Account Value		$ 10,000					10,295	9,397	9,040	9,930
C000234649
Account Value [Line Items]
Line Graph and Table Measure Name	Columbia Semiconductor and Technology ETF
Account Value	$ 10,000						12,728	8,812	7,440
MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net)
Account Value						$ 10,000	17,681	14,379	12,569	16,324	12,165	13,062	11,763	12,629	10,231
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 10,000	30,326	21,998	20,297	24,313	16,896	15,339	13,516	12,680	10,227
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000		10,802	9,772	9,737	11,548	11,604	10,927	9,800	10,005
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Account Value				$ 10,000			11,539	10,519	10,248	11,643	11,344	10,951	10,008
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000				20,605	14,924	13,631	16,301	11,359	10,246
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000				20,605	14,924	13,631	16,301	11,359	10,246
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000					9,252	8,369	8,339	9,890
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000						12,986	9,409	8,543
MSCI EAFE Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Value Index (Net)
Account Value						$ 10,000	17,260	14,061	11,905	14,231	10,289	12,612	11,953	12,950	10,511
Combined Former Indices
Account Value [Line Items]
Line Graph and Table Measure Name						Combined Former Indices
Account Value						$ 10,000	18,580	15,065	12,406	14,564	10,963	12,922	12,134	13,169	10,451
MSCI USA Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA Value Index
Account Value						$ 10,000	22,886	17,364	17,606	18,438	12,919	14,107	12,701	12,265	10,285
Combined Former Indices
Account Value [Line Items]
Line Graph and Table Measure Name						Combined Former Indices
Account Value						$ 10,000	27,902	21,538	20,694	20,375	13,580	14,760	13,487	12,878	$ 10,558
Beta Advantage® Multi-Sector Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Multi-Sector Bond Index
Account Value					$ 10,000		11,410	10,022	9,774	12,113	11,834	11,132	9,757	$ 9,996
Beta Advantage® Multi-Sector Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Multi-Sector Municipal Bond Index
Account Value				$ 10,000			11,809	10,745	10,423	11,869	11,402	11,035	$ 10,006
Beta Advantage® Research Enhanced U.S. Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name			Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Research Enhanced U.S. Equity Index
Account Value			$ 10,000				21,950	15,674	14,420	16,097	11,073	10,256
Beta Advantage® Research Enhanced U.S. Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Research Enhanced U.S. Value Index
Account Value			$ 10,000				17,759	13,333	13,048	13,652	9,390	10,206
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			$ 10,000				16,487	12,588	12,571	13,517	$ 9,403	$ 10,172
Beta Advantage® Short Term Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Beta Advantage<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Short Term Bond Index
Account Value		$ 10,000					10,252	9,310	8,934	9,943
Bloomberg U.S. 1-5 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Credit Index
Account Value		$ 10,000					10,339	9,534	9,171	$ 9,930
PHLX Semiconductor Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	PHLX Semiconductor Sector Index
Account Value	$ 10,000						$ 14,396	$ 9,268	$ 6,779